UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Hoffman
Title:  General Counsel
Phone:  (212) 303-7361


Signature, Place and Date of Signing:

/s/ Michael Hoffman              New York, New York         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:   $3,086,029
                                           (thousands)


List of Other Included Managers:  None


                                                TREMBLANT CAPITAL GROUP
                                                     SEC Form 13-F
                                                   December 31, 2010



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COL 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                  --------          -----      --------  -------    --- ----   ----------  ----   ----    ------  ----
ALLSCRIPTS HEALTHCARE SOLUTN    COM               01988P108   16,972      880,725 SH         SOLE                  880,725
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106   13,558      926,700     CALL   SOLE                  926,700
APOLLO GROUP INC                CL A              037604105   25,274      640,000     CALL   SOLE                  640,000
AVALONBAY CMNTYS INC            COM               053484101   17,580      156,200     CALL   SOLE                  156,200
BAIDU INC                       SPON ADR REP A    056752108   39,717      411,450 SH         SOLE                  411,450
BONA FILM GROUP LTD             SPONSORED ADS     09777B107    5,061      926,954 SH         SOLE                  926,954
CARIBOU COFFEE INC              COM               142042209    8,015      795,130 SH         SOLE                  795,130
CHEESECAKE FACTORY INC          COM               163072101   37,062    1,208,797 SH         SOLE                1,208,797
CHINACACHE INTL HLDG LTD        SPON ADR          16950M107   39,800    1,913,456 SH         SOLE                1,913,456
COSTCO WHSL CORP NEW            COM               22160K105    7,767      107,566 SH         SOLE                  107,566
CVS CAREMARK CORPORATION        COM               126650100    9,868      283,800     CALL   SOLE                  283,800
CVS CAREMARK CORPORATION        COM               126650100   75,523    2,172,079 SH         SOLE                2,172,079
GAP INC DEL                     COM               364760108   55,966    2,527,829 SH         SOLE                2,527,829
GREATBATCH INC                  COM               39153L106   25,660    1,062,541 SH         SOLE                1,062,541
GREEN MTN COFFEE ROASTERS IN    COM               393122106   90,934    2,767,316 SH         SOLE                2,767,316
HARLEY DAVIDSON INC             COM               412822108    3,418       98,600     CALL   SOLE                   98,600
HOLOGIC INC                     COM               436440101    9,434      501,300     CALL   SOLE                  501,300
HOLOGIC INC                     COM               436440101   52,027    2,764,473 SH         SOLE                2,764,473
IMAX CORP                       COM               45245E109   14,035      500,000     CALL   SOLE                  500,000
IMAX CORP                       COM               45245E109   45,783    1,631,032 SH         SOLE                1,631,032
ISHARES TR                      FTSE XNHUA IDX    464287184  120,152    2,788,400     PUT    SOLE                2,788,400
JAZZ PHARMACEUTICALS INC        COM               472147107    6,941      352,705 SH         SOLE                  352,705
KRAFT FOODS INC                 CL A              50075N104   38,979    1,237,035 SH         SOLE                1,237,035
LIVE NATION ENTERTAINMENT IN    COM               538034109   15,709    1,375,600     PUT    SOLE                1,375,600
LIZ CLAIBORNE INC               COM               539320101   50,971    7,118,842 SH         SOLE                7,118,842
LOWES COS INC                   COM               548661107   15,188      605,600     CALL   SOLE                  605,600
LOWES COS INC                   COM               548661107   78,877    3,145,001 SH         SOLE                3,145,001
MACYS INC                       COM               55616P104   27,521    1,087,786 SH         SOLE                1,087,786
MASTERCARD INC                  CL A              57636Q104  147,823      659,600     CALL   SOLE                  659,600
MASTERCARD INC                  CL A              57636Q104   67,450      300,969 SH         SOLE                  300,969
MASTERCARD INC                  CL A              57636Q104   26,019      116,100     PUT    SOLE                  116,100
MELCO CROWN ENTMT LTD           ADR               585464100   11,931    1,875,900     CALL   SOLE                1,875,900
MELCO CROWN ENTMT LTD           ADR               585464100   73,693   11,586,968 SH         SOLE               11,586,968
MGM RESORTS INTERNATIONAL       COM               552953101    3,816      257,000     CALL   SOLE                  257,000
NUANCE COMMUNICATIONS INC       COM               67020Y100   18,273    1,005,100     CALL   SOLE                1,005,100
NUANCE COMMUNICATIONS INC       COM               67020Y100    7,272      400,000     PUT    SOLE                  400,000
OMNICARE INC                    COM               681904108   65,433    2,577,111 SH         SOLE                2,577,111
PENNEY J C INC                  COM               708160106   40,851    1,264,341 SH         SOLE                1,264,341
PFIZER INC                      COM               717081103  145,035    8,283,000     CALL   SOLE                8,283,000
PFIZER INC                      COM               717081103   39,001    2,227,344 SH         SOLE                2,227,344
PROCTER & GAMBLE CO             COM               742718109  194,637    3,025,600     CALL   SOLE                3,025,600
PROCTER & GAMBLE CO             COM               742718109  152,265    2,366,938 SH         SOLE                2,366,938
RESEARCH IN MOTION LTD          COM               760975102  498,750    8,579,900     CALL   SOLE                8,579,900
RESEARCH IN MOTION LTD          COM               760975102   93,278    1,604,643 SH         SOLE                1,604,643
SCHWAB CHARLES CORP NEW         COM               808513105   44,362    2,592,780 SH         SOLE                2,592,780
SELECT SECTOR SPDR TR           SBI CONS DISCR    81369Y407  131,736    3,521,400     PUT    SOLE                3,521,400
SYMMETRY MED INC                COM               871546206   23,838    2,577,096 SH         SOLE                2,577,096
TOWERS WATSON & CO              CL A              891894107   12,881      247,430 SH         SOLE                  247,430
TRANSDIGM GROUP INC             COM               893641100   25,506      354,206 SH         SOLE                  354,206
UNION PAC CORP                  COM               907818108   62,262      671,936 SH         SOLE                  671,936
UNITED PARCEL SERVICE INC       CL B              911312106   35,166      484,512 SH         SOLE                  484,512
VISA INC                        COM CL A          92826C839  102,551    1,457,100     CALL   SOLE                1,457,100
VISA INC                        COM CL A          92826C839   77,605    1,102,654 SH         SOLE                1,102,654
VISA INC                        COM CL A          92826C839   36,802      522,900     PUT    SOLE                  522,900




SK 03338 0014 1170080